Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) on employee benefit plans in other comprehensive income		$ 64	$ 268	$ (255)	$ 332	$ 5
Pension plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit service cost	[1]	60	60	61	120	145
Interest on net defined benefit (asset) liability	[1]	(6)	(6)	(3)	(12)	(7)
Other	[1]	3	3	3	6	6
Defined benefit expense	[1]	57	57	61	114	144
Defined contribution expense	[1]	58	56	53	114	102
Actuarial gains (losses) on employee benefit plans in other comprehensive income	[1],[2]	65	275	(246)	340	27
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit service cost	[1]	5	5	6	10	11
Interest on net defined benefit (asset) liability	[1]	16	16	16	32	31
Other	[1]	(1)		(1)	(1)
Defined benefit expense	[1]	20	21	21	41	42
Defined contribution expense	[1]					1
Actuarial gains (losses) on employee benefit plans in other comprehensive income	[1],[2]	$ (1)	$ (7)	$ (9)	$ (8)	$ (22)

[1]	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
[2]	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.